STOCK BASED AWARDS (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	2.20%
Expected stock price volatility	146.68%	75.43%
Expected dividend payout
Expected option life (in years)	1 year	1 year
Expected forfeiture rate	0.00%	0.00%
Equity Option [Member]
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	0.00%
Expected stock price volatility	146.68%	0.00%
Expected dividend payout
Expected option life (in years)	10 years
Expected forfeiture rate	0.00%	0.00%